March 12, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Legacy Builder Variable Life Separate Account

Legacy Builder Plus

File No. 811-9115, CIK 0001074342

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Legacy Builder Variable Life Separate Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds—Series 1 Shares, Dreyfus Stock Index Fund—Initial Class, Dreyfus Variable Investment Fund, MFS® Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Variable Insurance Products Fund—Service Class 2. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•	AEGON/Transamerica Series Fund, Inc. (CIK: 0000778207) filed February 27, 2003
•	AIM Variable Insurance Funds—Series 1 Shares (CIK: 0000896435) filed March 4, 2003
•	Dreyfus Stock Index Fund—Initial Class (CIK 0000846800) filed March 4, 2003
•	Dreyfus Variable Investment Fund (CIK: 0000813383) filed March 4, 2003
•	MFS® Variable Insurance Trust(SM) (CIK: 0000918571) filed February 14, 2003
•	Oppenheimer Variable Account Funds (CIK: 0000752737) filed March 3, 2003
•	Variable Insurance Products Fund (CIK: 0000356494) filed February 28, 2003

To the extent necessary, these filing are incorporated herein by reference.

Very truly yours,

/s/ Brenda D. Sneed

Brenda D. Sneed

Assistant General Counsel